Pioneer Short Term Income Fund

Schedule of Investments | May 31, 2020

Ticker Symbols:
Class A Class C Class C2 Class K Class Y	STABX PSHCX STIIX STIKX PSHYX

Schedule of Investments | 5/31/20 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 98.7%
	ASSET BACKED SECURITIES - 28.9% of Net Assets
142,273(a)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 0.414% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$134,523
212,661(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 0.384% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	201,948
215,136(a)	321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 0.384% (1 Month USD LIBOR + 20 bps), 3/15/42 (144A)	195,953
1,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	1,498,520
1,500,000	ACC Trust, Series 2019-2, Class C, 5.24%, 10/21/24 (144A)	1,227,608
922,669	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	925,436
75,494(a)	ACE Securities Corp. Home Equity Loan Trust, Series 2005-WF1, Class M2, 0.828% (1 Month USD LIBOR + 66 bps), 5/25/35	75,687
1,500,000	American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	1,268,520
250,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	253,483
496,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class E, 5.36%, 4/22/24 (144A)	504,442
500,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	515,983
400,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/23 (144A)	413,555
1,500,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class B, 2.8%, 3/20/25 (144A)	1,520,128
500,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	508,349
1,500,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	1,462,077
1,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class B, 3.37%, 6/15/25 (144A)	988,220
2,225(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 0.368% (1 Month USD LIBOR + 20 bps), 1/25/36	2,221
1,000,000	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.14%, 7/15/26 (144A)	989,666
1,593,518	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	994,567
1,235,826	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	1,116,006
2,500,000	Carnow Auto Receivables Trust, Series 2019-1A, Class C, 3.36%, 6/17/24 (144A)	2,488,165
1,500,000	Carvana Auto Receivables Trust, Series 2019-3A, Class C, 2.71%, 10/15/24 (144A)	1,478,092
1,000,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.7%, 10/15/26 (144A)	790,490
2,000,000	Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.43%, 1/15/26 (144A)	1,903,934
965,354(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.0%, 11/25/44 (144A)	936,610
469,366	Cazenovia Creek Funding II LLC, Series 2018-1A, Class B, 3.984%, 7/15/30 (144A)	461,087
156,695(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 0.788% (1 Month USD LIBOR + 62 bps), 1/25/33	153,189
62,928(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 0.708% (1 Month USD LIBOR + 54 bps), 4/25/33	57,946
83,881(c)	Chase Funding Trust, Series 2003-6, Class 1A7, 5.003%, 11/25/34	86,369
1,036	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 5/15/23 (144A)	1,038
1,750,000	CIG Auto Receivables Trust, Series 2019-1A, Class C, 3.82%, 8/15/24 (144A)	1,603,632
1,042	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	1,041
400,000(c)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	393,230
44,104	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	45,523
69,396	Conn's Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23 (144A)	67,950
853,305	Conn's Receivables Funding LLC, Series 2019-A, Class B, 4.36%, 10/16/23 (144A)	823,684
426,652	Conn's Receivables Funding LLC, Series 2019-A, Class C, 5.29%, 10/16/23 (144A)	386,988
174,908(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 1.684% (1 Month USD LIBOR + 150 bps), 5/15/32	173,715
2,000,000	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	1,947,977
276,389(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 1.268% (1 Month USD LIBOR + 110 bps), 9/25/34 (144A)	259,924
1,094,649	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	1,041,625
364,883	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25%, 2/20/32 (144A)	346,233
35,908(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 1.968% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	36,083
1,050,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.69%, 8/17/26	1,051,293
10,660	Drug Royalty III LP 1, Series 2016-1A, Class A, 3.979%, 4/15/27 (144A)	10,680
288,709(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 3.719% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	288,071
1,018,972	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	1,021,855
525,068	Drug Royalty III LP 1, Series 2018-1A, Class A2, 4.27%, 10/15/31 (144A)	539,958
40,476(a)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 1.168% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	40,316
1,500,000(a)	Elevation CLO, Ltd., Series 2015-4A, Class CR, 3.335% (3 Month USD LIBOR + 220 bps), 4/18/27 (144A)	1,461,505
71,721	Elm Trust, Series 2016-1A, Class A2, 4.163%, 6/20/25 (144A)	71,940
1,500,000	Elm Trust, Series 2018-2A, Class B, 5.584%, 10/20/27 (144A)	1,298,510
500,000	Engs Commercial Finance Trust, Series 2016-1A, Class B, 3.45%, 3/22/22 (144A)	501,712
1,100,000	Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25 (144A)	1,088,668
1,500,000	Fair Square Issuance Trust, Series 2020-AA, Class C, 5.4%, 9/20/24 (144A)	1,396,383
266,857	FCI Funding LLC, Series 2019-1A, Class B, 2/18/31 (144A)	268,748
376,000(b)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676%, 4/25/29 (144A)	380,136
2,000,000	First Investors Auto Owner Trust, Series 2020-1A, Class C, 2.55%, 2/17/26 (144A)	2,111,551
500,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2015-6A, Class A1TR, 2.671% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	472,905
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,000,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1T, 1.942% (3 Month USD LIBOR + 155 bps), 11/15/29 (144A)	$962,386
500,000	Four Seas LP, Series 2017-1A, Class A1, 4.95%, 8/28/27 (144A)	491,792
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/25 (144A)	1,004,400
119,761(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 0.318% (1 Month USD LIBOR + 15 bps), 12/25/29	116,189
454,889	Freed ABS Trust, Series 2020-FP1, Class A, 2.52%, 3/18/27 (144A)	448,581
111,808(a)	Fremont Home Loan Trust, Series 2005-E, Class 1A1, 0.398% (1 Month USD LIBOR + 23 bps), 1/25/36	111,048
1,500,000	GLS Auto Receivables Issuer Trust, Series 2019-1A, Class C, 3.87%, 12/16/24 (144A)	1,489,666
2,000,000	GLS Auto Receivables Issuer Trust, Series 2019-3A, Class C, 2.96%, 5/15/25 (144A)	1,916,911
208,132(b)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	208,069
155,014(a)	GSAA Home Equity Trust, Series 2005-8, Class A3, 0.598% (1 Month USD LIBOR + 43 bps), 6/25/35	153,465
7,677(a)	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 0.468% (1 Month USD LIBOR + 30 bps), 3/25/35 (144A)	7,637
435,000	Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.605%, 11/22/27 (144A)	438,109
29,158	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%, 9/21/42 (144A)	29,269
400,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class C, 3.77%, 5/10/32 (144A)	370,718
77,683	Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26 (144A)	76,971
1,327,500	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	1,241,159
500,000	HOA Funding LLC, Series 2015-1A, Class B, 9.0%, 8/20/44 (144A)	435,174
2,950,000(a)	Home Partners of America Trust, Series 2018-1, Class E, 2.032% (1 Month USD LIBOR + 185 bps), 7/17/37 (144A)	2,727,020
1,750,000	Horizon Funding, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	1,749,854
49,123(a)	Interstar Millennium Trust, Series 2003-3G, Class A2, 1.767% (3 Month USD LIBOR + 50 bps), 9/27/35	45,766
1,797,363(a)	Invitation Homes Trust, Series 2017-SFR2, Class D, 1.982% (1 Month USD LIBOR + 180 bps), 12/17/36 (144A)	1,720,075
1,759,759(a)	Invitation Homes Trust, Series 2018-SFR1, Class E, 2.182% (1 Month USD LIBOR + 200 bps), 3/17/37 (144A)	1,669,155
1,800,000(a)	Invitation Homes Trust, Series 2018-SFR2, Class E, 2.184% (1 Month USD LIBOR + 200 bps), 6/17/37 (144A)	1,702,894
1,800,000(a)	Invitation Homes Trust, Series 2018-SFR3, Class E, 2.182% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	1,697,306
1,130,000(a)	Invitation Homes Trust, Series 2018-SFR4, Class E, 2.132% (1 Month USD LIBOR + 195 bps), 1/17/38 (144A)	1,056,922
1,500,000	Jamestown CLO V, Ltd., Series 2014-5A, Class B2R, 3.84%, 1/17/27 (144A)	1,502,419
2,000,000	Kabbage Funding LLC, Series 2019-1, Class B, 4.071%, 3/15/24 (144A)	513,709
1,500,000	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)	185,288
2,000,000	Lendingpoint Asset Securitization Trust, Series 2019-1, Class B, 3.613%, 8/15/25 (144A)	1,804,935
1,500,000	LL ABS Trust, Series 2019-1A, Class B, 3.52%, 3/15/27 (144A)	1,403,330
1,000,000	Marlette Funding Trust, Series 2019-1A, Class C, 4.42%, 4/16/29 (144A)	852,640
1,150,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	986,313
1,500,000	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	1,112,938
500,000	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	317,476
2,000,000(b)	Nationstar HECM Loan Trust, Series 2018-3A, Class M3, 4.353%, 11/25/28 (144A)	1,911,800
652,000(b)	Nationstar HECM Loan Trust, Series 2019-1A, Class M1, 2.664%, 6/25/29 (144A)	632,007
1,000,000(b)	Nationstar HECM Loan Trust, Series 2019-1A, Class M3, 3.276%, 6/25/29 (144A)	921,000
1,000,000(a)	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class C, 1.218% (1 Month USD LIBOR + 105 bps), 9/25/23 (144A)	980,880
20,783(b)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	21,294
356,062(a)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 3.168% (1 Month USD LIBOR + 300 bps), 2/15/43 (144A)	356,031
1,669,099	NFAS LLC, Series 2019-1, Class A, 4.172%, 8/15/24 (144A)	1,607,638
1,500,000	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	1,506,056
1,000,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	1,008,399
261,898(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 0.948% (1 Month USD LIBOR + 78 bps), 5/25/33	252,461
560,000(a)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 1.743% (1 Month USD LIBOR + 158 bps), 12/25/34	531,903
1,000,000	Oasis LLC, Series 2020-1A, Class A, 4.262%, 5/15/32	1,000,000
1,000,000	Ocwen Master Advance Receivables Trust, Series 2019-T1, Class DT1, 3.107%, 8/15/50 (144A)	995,493
53,405(b)	Orange Lake Timeshare Trust, Series 2014-AA, Class B, 3.03%, 7/9/29 (144A)	53,156
1,053,648	Orange Lake Timeshare Trust, Series 2019-A, Class A, 3.06%, 4/9/38 (144A)	1,014,110
1,229,265	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	1,152,054
1,500,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class A1L, 3.636% (3 Month USD LIBOR + 175 bps), 1/20/31 (144A)	1,440,749
1,700,000	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	1,561,832
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A2, 2.269% (3 Month USD LIBOR + 105 bps), 4/15/26 (144A)	479,512
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 2.277% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	474,999
1,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	1,440,325
1,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	966,875
1,000,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	966,875
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,250,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 2.818% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	$1,099,692
300,000	Progress Residential Trust, Series 2017-SFR1, Class B, 3.017%, 8/17/34 (144A)	303,037
333,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	331,383
2,250,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	2,215,707
2,175,000	Progress Residential Trust, Series 2018-SFR1, Class E, 4.38%, 3/17/35 (144A)	2,141,006
1,793,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	1,775,480
2,600,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	2,590,370
500,000	Purchasing Power Funding LLC, Series 2018-A, Class B, 3.58%, 8/15/22 (144A)	501,080
867,832(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 2.75% (PRIME - 50 bps), 12/27/44 (144A)	802,326
1,500,000	Republic Finance Issuance Trust, Series 2019-A, Class B, 3.93%, 11/22/27 (144A)	1,313,853
2,000,000(b)	RMF Buyout Issuance Trust, Series 2018-1, Class M3, 4.448%, 11/25/28 (144A)	1,991,800
2,000,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class E, 5.02%, 9/15/25	2,030,504
825,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class D, 3.98%, 12/15/25	842,198
500,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class D, 4.19%, 12/16/24	505,317
900,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	908,341
816,934	SCF Equipment Leasing LLC, Series 2019-1A, Class E, 5.49%, 4/20/30 (144A)	713,005
1,500,000	Small Business Lending Trust, Series 2019-A, Class B, 3.42%, 7/15/26 (144A)	1,242,635
400,000	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	204,331
850,000	Small Business Lending Trust, Series 2020-A, Class C, 5.01%, 12/15/26 (144A)	504,198
22,728	Sofi Consumer Loan Program LLC, Series 2017-1, Class A, 3.28%, 1/26/26 (144A)	22,730
30,756(a)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 1.268% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	30,151
2,000,000(a)	Sound Point CLO V-R, Ltd., Series 2014-1RA, Class B, 2.885% (3 Month USD LIBOR + 175 bps), 7/18/31 (144A)	1,844,006
500,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 1.354% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	489,233
1,344(c)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 1A5B, 5.15%, 2/25/35	1,349
70,646	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	71,533
111,715	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/28 (144A)	111,909
400,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.3%, 11/15/24 (144A)	383,599
1,400,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%, 3/15/27 (144A)	1,345,405
1,250,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	1,175,493
177,581	TLF National Tax Lien Trust, Series 2017-1A, Class B, 3.84%, 12/15/29 (144A)	178,800
41,871(b)	Towd Point Mortgage Trust, Series 2015-3, Class A1B, 3.0%, 3/25/54 (144A)	42,180
147,857(b)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	147,622
1,242,084(b)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	1,251,261
520,611(b)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	525,202
1,015,363	Towd Point Mortgage Trust, Series 2019-HY3, Class XA, 4.5%, 10/25/59 (144A)	1,008,332
1,304,817+(b)	Towd Point Mortgage Trust, Series 2019-SJ3, Class XA, 4.5%, 11/25/59 (144A)	1,317,865
1,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 1.884% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	999,049
1,250,000	Trafigura Securitisation Finance Plc, Series 2018-1A, Class B, 4.29%, 3/15/22 (144A)	1,244,664
690,000	Tricon American Homes Trust, Series 2016-SFR1, Class E, 4.878%, 11/17/33 (144A)	686,211
1,600,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 2.284% (1 Month USD LIBOR + 210 bps), 9/15/34 (144A)	1,347,742
600,000	United Auto Credit Securitization Trust, Series 2018-2, Class F, 6.82%, 6/10/25 (144A)	573,155
1,500,000	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	1,103,652
2,000,000	Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.65%, 2/15/24 (144A)	2,022,559
2,000,000	Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.19%, 6/16/25 (144A)	1,972,518
65,472	Welk Resorts LLC, Series 2013-AA, Class A, 3.1%, 3/15/29 (144A)	64,452
1,717,211	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	1,427,428
2,500,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class E, 5.05%, 8/15/24 (144A)	2,506,472
350,000	Westlake Automobile Receivables Trust, Series 2018-2A, Class E, 4.86%, 1/16/24 (144A)	356,097
2,500,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.0%, 10/16/23 (144A)	2,518,042
605,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	605,698
500,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62%, 7/15/24 (144A)	502,990
1,000,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25 (144A)	906,417
1,500,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class E, 3.59%, 3/17/25 (144A)	1,277,877
199,565	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	199,944
	TOTAL ASSET BACKED SECURITIES
	(Cost $157,002,862)	$146,388,581
	COLLATERALIZED MORTGAGE OBLIGATIONS - 15.3% of Net Assets
4,435(a)	Alternative Loan Trust, Series 2003-14T1, Class A9, 0.618% (1 Month USD LIBOR + 45 bps), 8/25/18	$4,435
8,653(a)	Alternative Loan Trust, Series 2004-6CB, Class A, 0.748% (1 Month USD LIBOR + 58 bps), 5/25/34	8,613
600,000(b)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	575,404
21,916(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A2, 1.008% (1 Month USD LIBOR + 84 bps), 1/25/35	21,654
90,486(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A4, 1.008% (1 Month USD LIBOR + 84 bps), 1/25/35	89,234
24,569(b)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 3.94%, 6/25/30	24,542
1,387,414(a)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 3.518% (1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	1,262,123
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
932,605(a)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.768% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	$905,972
1,073,448(a)	Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 1.518% (1 Month USD LIBOR + 135 bps), 8/25/28 (144A)	1,035,767
1,303,410(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 2.018% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	1,253,692
800,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.918% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	728,988
1,000,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 2.868% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	768,108
2,000,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 2.668% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	1,293,087
2,393,141(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.0%, 10/25/68 (144A)	1,678,592
128,692	Cendant Mortgage Corp., Series 2002-2, Class A6, 6.25%, 3/25/32 (144A)	128,692
66,268(b)	CHL Mortgage Pass-Through Trust, Series 2004-14, Class 4A1, 3.971%, 8/25/34	59,689
5,913	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	5,963
7,330	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.0%, 9/25/33	7,327
2,250,223(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 2.318% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	1,879,342
2,628,278(a)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 2.618% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	2,588,891
2,030,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.818% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	1,551,808
2,130,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.818% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	1,465,489
143,076	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.5%, 5/25/32	150,495
2,328	CSFB Mortgage-Backed Trust, Series 2004-7, Class 6A1, 5.25%, 10/25/19	2,366
2,827,019(b)	CSMC Trust, Series 2020-AFC1, Class A2, 2.463%, 2/25/50 (144A)	2,829,396
1,250,000(b)	Deephaven Residential Mortgage Trust, Series 2018-3A, Class B1, 5.007%, 8/25/58 (144A)	1,181,170
1,196,876(b)	Deephaven Residential Mortgage Trust, Series 2018-4A, Class A1, 4.08%, 10/25/58 (144A)	1,200,041
1,000,000(b)	Deephaven Residential Mortgage Trust, Series 2019-3A, Class B1, 4.258%, 7/25/59 (144A)	861,171
575,383(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.868% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	551,179
1,064,770(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.968% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	1,015,964
329,072(b)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.251%, 7/25/43	349,409
74,440(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2315, Class FW, 0.734% (1 Month USD LIBOR + 55 bps), 4/15/27	74,526
203,974(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2334, Class FA, 0.684% (1 Month USD LIBOR + 50 bps), 7/15/31	203,974
70,950(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2391, Class FJ, 0.684% (1 Month USD LIBOR + 50 bps), 4/15/28	70,950
44(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2437, Class FD, 0.384% (1 Month USD LIBOR + 20 bps), 10/15/20	44
57,129(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 1.184% (1 Month USD LIBOR + 100 bps), 3/15/32	58,261
95,473(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 1.184% (1 Month USD LIBOR + 100 bps), 3/15/32	97,353
80,301(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2489, Class FA, 1.184% (1 Month USD LIBOR + 100 bps), 2/15/32	81,899
125,823(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FL, 0.754% (1 Month USD LIBOR + 57 bps), 3/15/32	126,171
60,633(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 0.434% (1 Month USD LIBOR + 25 bps), 1/15/35	60,333
24,916(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 0.434% (1 Month USD LIBOR + 25 bps), 8/15/35	24,797
16,097(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 0.484% (1 Month USD LIBOR + 30 bps), 1/15/36	16,047
70,305(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 0.484% (1 Month USD LIBOR + 30 bps), 2/15/36	69,874
36,918(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 0.604% (1 Month USD LIBOR + 42 bps), 6/15/36	36,857
76,776(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 0.684% (1 Month USD LIBOR + 50 bps), 7/15/36	77,053
24,400(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3235, Class FX, 0.504% (1 Month USD LIBOR + 32 bps), 11/15/36	24,389
60,445(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 0.534% (1 Month USD LIBOR + 35 bps), 11/15/36	60,273
29,679(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 0.534% (1 Month USD LIBOR + 35 bps), 11/15/36	29,597
98,197(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 0.764% (1 Month USD LIBOR + 58 bps), 10/15/37	98,854
145,635(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3386, Class FB, 0.559% (1 Month USD LIBOR + 38 bps), 11/15/37	145,308
32,928	Federal Home Loan Mortgage Corp. REMICS, Series 3416, Class BJ, 4.0%, 2/15/23	33,645
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
75,272(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 0.884% (1 Month USD LIBOR + 70 bps), 12/15/39	$75,928
18,126	Federal Home Loan Mortgage Corp. REMICS, Series 3706, Class C, 2.0%, 8/15/20	18,148
3,647	Federal Home Loan Mortgage Corp. REMICS, Series 3722, Class AK, 1.75%, 9/15/20	3,647
46,717(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3745, Class FB, 0.434% (1 Month USD LIBOR + 25 bps), 8/15/25	46,565
6,208	Federal Home Loan Mortgage Corp. REMICS, Series 3760, Class KH, 2.0%, 11/15/20	6,218
13,422(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 0.484% (1 Month USD LIBOR + 30 bps), 2/15/39	13,431
25,242(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 0.584% (1 Month USD LIBOR + 40 bps), 7/15/23	25,152
85,383(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3807, Class FM, 0.684% (1 Month USD LIBOR + 50 bps), 2/15/41	84,468
112,940(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3850, Class FC, 0.604% (1 Month USD LIBOR + 42 bps), 4/15/41	112,755
26,871(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 0.584% (1 Month USD LIBOR + 40 bps), 5/15/41	26,855
26,429(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 0.384% (1 Month USD LIBOR + 20 bps), 8/15/26	26,278
32,592(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3919, Class AF, 0.534% (1 Month USD LIBOR + 35 bps), 3/15/30	32,586
49,846	Federal Home Loan Mortgage Corp. REMICS, Series 3953, Class CD, 3.0%, 1/15/30	50,441
29,726(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3960, Class FB, 0.484% (1 Month USD LIBOR + 30 bps), 2/15/30	29,688
55,931(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 0.484% (1 Month USD LIBOR + 30 bps), 9/15/26	55,828
57,603(a)	Federal Home Loan Mortgage Corp. REMICS, Series 4002, Class YF, 0.734% (1 Month USD LIBOR + 55 bps), 2/15/42	57,807
116,680	Federal Home Loan Mortgage Corp. REMICS, Series 4366, Class VA, 3.0%, 12/15/25	121,263
41,014(a)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 0.584% (1 Month USD LIBOR + 40 bps), 5/15/36	40,989
87,687(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 0.484% (1 Month USD LIBOR + 30 bps), 8/15/36	87,179
35,348(a)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 0.534% (1 Month USD LIBOR + 35 bps), 12/15/36	35,433
1,590,000(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C05, Class 1M2B, 2.368% (1 Month USD LIBOR + 220 bps), 1/25/30	1,541,986
1,309,176(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C07, Class 1M2A, 2.568% (1 Month USD LIBOR + 240 bps), 5/25/30	1,291,305
11,884(a)	Federal National Mortgage Association REMICS, Series 1992-162, Class FB, 0.46% (5 Year CMT Index - 5 bps), 9/25/22	11,813
36,267(a)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 0.668% (1 Month USD LIBOR + 50 bps), 3/25/24	36,600
32,968	Federal National Mortgage Association REMICS, Series 1999-25, Class Z, 6.0%, 6/25/29	37,787
40,024(a)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 1.068% (1 Month USD LIBOR + 90 bps), 12/25/31	40,641
21,255(a)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 0.832% (1 Month USD LIBOR + 65 bps), 1/18/32	21,356
107,772(a)	Federal National Mortgage Association REMICS, Series 2002-77, Class WF, 0.582% (1 Month USD LIBOR + 40 bps), 12/18/32	107,338
28,782(a)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 0.668% (1 Month USD LIBOR + 50 bps), 1/25/33	28,983
61,659(a)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 0.518% (1 Month USD LIBOR + 35 bps), 2/25/33	61,430
38,223(a)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 0.668% (1 Month USD LIBOR + 50 bps), 5/25/33	38,223
121,669(a)	Federal National Mortgage Association REMICS, Series 2003-63, Class F1, 0.468% (1 Month USD LIBOR + 30 bps), 11/25/27	121,048
55,019(a)	Federal National Mortgage Association REMICS, Series 2004-28, Class PF, 0.568% (1 Month USD LIBOR + 40 bps), 3/25/34	54,991
42,792(a)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 0.568% (1 Month USD LIBOR + 40 bps), 7/25/34	42,742
59,962(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 0.468% (1 Month USD LIBOR + 30 bps), 10/25/35	59,656
65,918(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 0.478% (1 Month USD LIBOR + 31 bps), 2/25/35	65,732
32,495(a)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 0.518% (1 Month USD LIBOR + 35 bps), 5/25/36	32,335
67,258(a)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 0.618% (1 Month USD LIBOR + 45 bps), 6/25/36	67,347
50,375(a)	Federal National Mortgage Association REMICS, Series 2006-81, Class FA, 0.837% (1 Month USD LIBOR + 35 bps), 9/25/36	50,420
20,758(a)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 0.738% (1 Month USD LIBOR + 57 bps), 9/25/36	20,890
29,582(a)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 0.418% (1 Month USD LIBOR + 25 bps), 2/25/37	29,474
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
65,839(a)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 0.368% (1 Month USD LIBOR + 20 bps), 2/25/37	$65,180
58,953(a)	Federal National Mortgage Association REMICS, Series 2007-9, Class FB, 0.518% (1 Month USD LIBOR + 35 bps), 3/25/37	59,008
18,212(a)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 0.418% (1 Month USD LIBOR + 25 bps), 3/25/37	18,033
30,627(a)	Federal National Mortgage Association REMICS, Series 2007-14, Class F, 0.528% (1 Month USD LIBOR + 36 bps), 3/25/37	30,536
37,974(a)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 0.568% (1 Month USD LIBOR + 40 bps), 5/25/37	37,875
83,347(a)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 0.408% (1 Month USD LIBOR + 24 bps), 6/25/37	82,572
90,050(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FV, 0.418% (1 Month USD LIBOR + 25 bps), 6/25/37	89,432
97,917(a)	Federal National Mortgage Association REMICS, Series 2007-86, Class FC, 0.738% (1 Month USD LIBOR + 57 bps), 9/25/37	98,550
105,517(a)	Federal National Mortgage Association REMICS, Series 2007-89, Class F, 0.748% (1 Month USD LIBOR + 58 bps), 9/25/37	106,116
26,173(a)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 0.738% (1 Month USD LIBOR + 57 bps), 9/25/37	26,334
14,201(a)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 0.788% (1 Month USD LIBOR + 62 bps), 12/25/37	14,299
78,008(a)	Federal National Mortgage Association REMICS, Series 2008-53, Class FM, 1.068% (1 Month USD LIBOR + 90 bps), 7/25/38	79,362
54,057(a)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 1.388% (1 Month USD LIBOR + 122 bps), 10/25/38	55,755
3,587	Federal National Mortgage Association REMICS, Series 2010-13, Class WD, 4.25%, 3/25/25	3,637
64	Federal National Mortgage Association REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	64
8,936(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class FE, 0.718% (1 Month USD LIBOR + 55 bps), 9/25/39	8,932
1,490	Federal National Mortgage Association REMICS, Series 2010-43, Class KG, 3.0%, 1/25/21	1,493
32,645	Federal National Mortgage Association REMICS, Series 2010-54, Class LC, 3.0%, 4/25/40	33,325
57,637(a)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 0.718% (1 Month USD LIBOR + 55 bps), 5/25/40	57,706
7	Federal National Mortgage Association REMICS, Series 2011-67, Class EA, 4.0%, 7/25/21	7
26,996	Federal National Mortgage Association REMICS, Series 2012-58, Class LC, 3.5%, 10/25/39	27,134
135,958	Federal National Mortgage Association REMICS, Series 2012-67, Class HG, 1.5%, 4/25/27	137,196
325,421(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 0.388% (1 Month USD LIBOR + 22 bps), 3/25/45	324,160
87,462(b)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 3.922%, 4/25/45	95,350
86,257(b)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 3.861%, 6/25/45	92,286
219,766(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 0.428% (1 Month USD LIBOR + 26 bps), 11/25/46	216,488
2,940,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.268% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	2,491,648
2,200,000(a)	Freddie Mac STACR Trust, Series 2019-HRP1, Class M2, 1.568% (1 Month USD LIBOR + 140 bps), 2/25/49 (144A)	1,996,564
436,299(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 1.418% (1 Month USD LIBOR + 125 bps), 12/25/42	388,005
425,197(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI1, Class M1, 3.727%, 2/25/48 (144A)	425,309
404,915(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI2, Class M1, 3.81%, 5/25/48 (144A)	404,552
18,684(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI3, Class M1, 4.145%, 8/25/48 (144A)	18,642
2,740,000(b)	FWD Securitization Trust, Series 2019-INV1, Class M1, 3.48%, 6/25/49 (144A)	2,502,296
2,822,572(b)	FWD Securitization Trust, Series 2020-INV1, Class A2, 2.34%, 1/25/50 (144A)	2,777,338
1,000,000(b)	GCAT LLC, Series 2019-NQM1, Class M1, 3.849%, 2/25/59 (144A)	925,804
100,804(a)	Government National Mortgage Association, Series 2005-3, Class FC, 0.432% (1 Month USD LIBOR + 25 bps), 1/16/35	100,283
98,333(a)	Government National Mortgage Association, Series 2005-16, Class FA, 0.421% (1 Month USD LIBOR + 25 bps), 2/20/35	97,774
66,298(a)	Government National Mortgage Association, Series 2008-9, Class FA, 0.671% (1 Month USD LIBOR + 50 bps), 2/20/38	66,529
55,526	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	56,735
132,239(a)	Government National Mortgage Association, Series 2013-51, Class JF, 0.471% (1 Month USD LIBOR + 30 bps), 8/20/40	131,930
642,179(a)	Home Re, Ltd., Series 2018-1, Class M1, 1.768% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	615,913
455,186(a)	Home Re, Ltd., Series 2019-1, Class M1, 1.818% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	437,626
274,482(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 0.408% (1 Month USD LIBOR + 24 bps), 7/25/35	272,043
2,500,000(b)	Homeward Opportunities Fund I Trust, Series 2019-3, Class M1, 3.518%, 11/25/59 (144A)	2,222,364
28,493(b)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 4.007%, 10/25/34	26,629
345,136(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 0.668% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	332,212
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
388,064(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.5% (Panamanian Mortgage Reference Rate - 125 bps), 12/23/36 (144A)	$397,281
2,738(b)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 3.568%, 1/25/29	2,635
139,649(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 0.808% (1 Month USD LIBOR + 64 bps), 1/25/29	134,034
33,097(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-G, Class A2, 2.524% (6 Month USD LIBOR + 60 bps), 1/25/30	31,087
1,500,000(a)	Mortgage Insurance-Linked Notes, Series 2020-1, Class M1A, 1.118% (1 Month USD LIBOR + 95 bps), 2/25/30 (144A)	1,463,374
1,000,000(b)	New Residential Mortgage Loan Trust, Series 2018-NQM1, Class M1, 4.621%, 11/25/48 (144A)	1,011,795
1,013,471(b)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	988,112
433,762(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 1.718% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	426,918
1,350,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 3.668% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	880,240
500,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 2.118% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	467,824
7,574(a)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 1.148% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	7,573
89,495(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.568% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	88,985
1,136,581(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.118% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	1,100,672
2,750,000(a)	Radnor Re, Ltd., Series 2019-2, Class M1B, 1.918% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	2,457,718
1,194(a)	RALI Trust, Series 2002-QS16, Class A2, 0.718% (1 Month USD LIBOR + 55 bps), 10/25/17	1,194
222	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	199
446,706(a)	RESI Finance LP, Series 2003-CB1, Class B3, 1.672% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	366,792
77,353(a)	Resimac Premier, Series 2017-1A, Class A1A, 1.148% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	77,153
500,000(b)	RMF Buyout Issuance Trust, Series 2019-1, Class M2, 2.872%, 7/25/29 (144A)	488,960
500,000(b)	RMF Buyout Issuance Trust, Series 2019-1, Class M4, 4.23%, 7/25/29 (144A)	467,565
1,300,000(b)	RMF Buyout Issuance Trust, Series 2020-1, Class M2, 2.623%, 2/25/30 (144A)	1,252,654
2,314,250(b)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	2,271,064
2,780,749(b)	Silver Hill Trust, Series 2019-SBC1, Class A1, 3.102%, 11/25/49 (144A)	2,810,588
2,132,308(b)	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/28/50 (144A)	2,063,708
716,529(a)	STACR Trust, Series 2018-HRP1, Class M2, 1.818% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	685,812
2,185,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 2.568% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	1,875,203
17,951(a)	Structured Asset Mortgage Investments II Trust, Series 2005-F1, Class FA, 0.987% (1 Month USD LIBOR + 50 bps), 8/26/35	17,923
696,339(a)	Towd Point HE Trust, Series 2019-HE1, Class M1, 1.268% (1 Month USD LIBOR + 110 bps), 4/25/48 (144A)	671,619
1,600,000(b)	Verus Securitization Trust, Series 2019-4, Class M1, 3.207%, 11/25/59 (144A)	1,464,125
834,289(b)	Verus Securitization Trust, Series 2019-INV3, Class A1B, 3.192%, 11/25/59 (144A)	812,385
1,500,000(b)	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.279%, 11/25/59 (144A)	1,290,507
2,000,000(b)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	1,741,538
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $84,817,591)	$77,449,827
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5% of Net Assets
1,500,000(a)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class E, 2.434% (1 Month USD LIBOR + 225 bps), 9/15/32 (144A)	$1,213,109
500,000(b)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 2.917%, 2/27/48 (144A)	502,503
1,350,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 1.784% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	1,101,090
814,333(c)(d)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 7/25/37 (144A)	--
1,500,000(a)	BHP Trust, Series 2019-BXHP, Class D, 1.955% (1 Month USD LIBOR + 177 bps), 8/15/36 (144A)	1,238,386
1,000,000(a)	BTH-3 Mortgage-Backed Securities Trust, Series 2018-3, Class A, 2.87% (1 Month USD LIBOR + 250 bps), 7/6/20	961,678
800,000(a)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 2.83% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	774,211
600,000(a)	BTH-16 Mortgage-Backed Securities Trust, Series 2018-16, Class A, 2.87% (1 Month USD LIBOR + 250 bps), 8/4/21 (144A)	579,335
700,000(a)	BTH-20 Mortgage-Backed Securities Trust, Series 2018-20, Class A, 2.83% (1 Month USD LIBOR + 250 bps), 9/24/20 (144A)	669,279
675,000(a)	BTH-21 Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.87% (1 Month USD LIBOR + 250 bps), 10/7/21 (144A)	649,198
1,000,000(a)	BTH-25 Mortgage-Backed Securities Trust, Series 2019-25, Class A, 2.83% (1 Month USD LIBOR + 250 bps), 2/18/21 (144A)	992,599
700,000(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class E, 1.884% (1 Month USD LIBOR + 170 bps), 11/15/35 (144A)	677,181
1,000,000(a)	BX Trust, Series 2019-ATL, Class B, 1.57% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	881,307
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
133,105(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 2.038% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	$125,271
850,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 1.484% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	791,702
995,703(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.534% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	796,130
1,975,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 2.905% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	1,353,464
250,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	252,427
2,000,000(b)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.633%, 2/10/37 (144A)	1,581,421
750,000(a)	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 2.084% (1 Month USD LIBOR + 190 bps), 1/15/34 (144A)	690,907
6,697	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	6,532
2,800,000(b)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%, 12/10/36 (144A)	2,511,160
269,245(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 4.33% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	261,353
626,245(a)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 5.33% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	612,863
1,876,503(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 2.28% (1 Month USD LIBOR + 195 bps), 3/25/25 (144A)	1,579,571
326,517(a)	FREMF Mortgage Trust, Series 2018-KI01, Class B, 2.78% (1 Month USD LIBOR + 245 bps), 9/25/22 (144A)	320,510
500,000(b)	GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class C, 4.067%, 2/10/29 (144A)	494,327
500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 1.284% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	465,293
1,700,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-HART, Class C, 1.884% (1 Month USD LIBOR + 170 bps), 10/15/31 (144A)	1,521,853
1,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 1.934% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	899,778
600,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 2.134% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	494,084
2,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 1.284% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	1,644,195
1,250,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.684% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	982,323
819,593(a)	HPLY Trust, Series 2019-HIT, Class C, 1.784% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	715,905
375,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 1.284% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	369,047
750,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 1.344% (1 Month USD LIBOR + 116 bps), 6/15/35 (144A)	662,400
250,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.784% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	207,599
900,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 2.344% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	761,025
1,160,905(a)	MMFL Re-REMIC Trust, Series 2019-1, Class A, 1.568% (1 Month USD LIBOR + 140 bps), 1/28/24 (144A)	1,028,822
326,597(b)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	328,974
1,000,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class C, 1.684% (1 Month USD LIBOR + 150 bps), 8/15/33 (144A)	917,951
850,000(a)	Morgan Stanley Capital I Trust, Series 2019-AGLN, Class E, 2.234% (1 Month USD LIBOR + 205 bps), 3/15/34 (144A)	663,468
350,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 2.284% (1 Month USD LIBOR + 210 bps), 5/15/36 (144A)	290,853
750,000(a)	Morgan Stanley Capital I Trust, Series 2019-NUGS, Class D, 3.3% (1 Month USD LIBOR + 180 bps), 12/15/36 (144A)	665,120
1,123,427(a)	Motel 6 Trust, Series 2017-MTL6, Class C, 1.584% (1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	1,010,820
426,222(a)	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 3.164% (1 Month USD LIBOR + 235 bps), 6/15/35 (144A)	394,028
1,125,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 1.984% (1 Month USD LIBOR + 180 bps), 7/15/36 (144A)	1,059,439
88,359(a)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A, 0.777% (1 Month USD LIBOR + 53 bps), 3/9/21	88,253
215,944(b)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	204,688
405,040(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 1.597% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	364,485
1,162,000(b)	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 5.03%, 8/10/49 (144A)	1,154,537
1,468,126(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61%, 2/25/50 (144A)	1,429,823
1,000,000(a)	VMC Finance LLC, Series 2018-FL2, Class B, 1.534% (1 Month USD LIBOR + 135 bps), 10/15/35 (144A)	864,797
502,025(b)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 3.22%, 11/23/43 (144A)	503,991
1,400,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 1.384% (1 Month USD LIBOR + 120 bps), 12/15/34 (144A)	1,194,519
500,000(b)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (144A)	359,402
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
2,000,000(a)	XCAL Mortgage Trust, Series 2019-1, Class A, 4.4% (1 Month USD LIBOR + 225 bps), 11/6/21 (144A)	$1,929,606
2,000,000(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 4.05% (1 Month USD LIBOR + 240 bps), 1/22/23 (144A)	1,932,375
1,300,000(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 4.05% (1 Month USD LIBOR + 200 bps), 2/7/23 (144A)	1,253,645
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $54,312,699)	$47,980,612
	CORPORATE BONDS - 28.4% of Net Assets
	Aerospace & Defense - 0.3%
510,000	Boeing Co., 2.3%, 8/1/21	$510,813
125,000	Boeing Co., 2.7%, 5/1/22	125,701
680,000	Boeing Co., 2.8%, 3/1/23	671,529
	Total Aerospace & Defense	$1,308,043
	Agriculture - 0.7%
1,530,000	BAT Capital Corp., 2.789%, 9/6/24	$1,592,396
2,000,000	Philip Morris International, Inc., 1.125%, 5/1/23	2,023,953
	Total Agriculture	$3,616,349
	Auto Manufacturers - 1.4%
1,200,000	Ford Motor Credit Co. LLC, 3.087%, 1/9/23	$1,141,728
450,000	General Motors Co., 5.4%, 10/2/23	474,258
1,425,000	General Motors Financial Co., Inc., 3.25%, 1/5/23	1,417,204
2,660,000	Toyota Motor Credit Corp., 3.0%, 4/1/25	2,886,071
1,250,000	Volkswagen Group of America Finance LLC, 2.9%, 5/13/22 (144A)	1,271,611
	Total Auto Manufacturers	$7,190,872
	Banks – 11.9%
1,630,000	Banco Santander Chile, 2.7%, 1/10/25 (144A)	$1,651,842
1,910,000(b)	Bank of America Corp., 3.864% (3 Month USD LIBOR + 94 bps), 7/23/24	2,066,087
1,500,000	Bank of America Corp., 4.2%, 8/26/24	1,655,005
685,000(b)(e)	Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)	616,500
2,675,000	Bank of Nova Scotia, 2.2%, 2/3/25	2,771,306
1,750,000	Barclays Bank Plc, 1.7%, 5/12/22	1,772,043
2,500,000(b)	BNP Paribas SA, 2.819% (3 Month USD LIBOR + 111 bps), 11/19/25 (144A)	2,566,656
2,075,000	BPCE SA, 4.5%, 3/15/25 (144A)	2,234,971
1,905,000	Capital One N.A., 2.15%, 9/6/22	1,928,108
2,500,000(b)	Citigroup, Inc., 3.142% (3 Month USD LIBOR + 72 bps), 1/24/23	2,571,615
1,270,000(b)(e)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	1,108,075
1,550,000	Cooperatieve Rabobank UA, 2.625%, 7/22/24 (144A)	1,609,512
3,580,000	Credit Suisse Group AG, 3.574%, 1/9/23 (144A)	3,691,998
1,750,000(b)	Danske Bank, 3.001% (3 Month USD LIBOR + 125 bps), 9/20/22 (144A)	1,767,568
2,500,000	Federation des Caisses Desjardins du Quebec, 2.05%, 2/10/25 (144A)	2,537,457
1,475,000	Goldman Sachs Group, Inc., 3.625%, 2/20/24	1,581,453
1,850,000(b)	JPMorgan Chase & Co., 2.301% (SOFRRATE + 116 bps), 10/15/25	1,913,818
2,420,000(b)(e)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	2,150,654
1,230,000(b)	Lloyds Banking Group Plc, 2.858% (3 Month USD LIBOR + 125 bps), 3/17/23	1,254,092
2,500,000	Mitsubishi UFJ Financial Group, Inc., 3.407%, 3/7/24	2,660,612
449,000	Mitsubishi UFJ Financial Group, Inc., 3.455%, 3/2/23	474,030
2,000,000(b)	Mizuho Financial Group, Inc., 2.721% (3 Month USD LIBOR + 84 bps), 7/16/23	2,052,098
2,500,000	Morgan Stanley, 4.0%, 7/23/25	2,797,581
1,250,000	National Securities Clearing Corp., 1.2%, 4/23/23 (144A)	1,257,494
1,750,000	NatWest Markets Plc, 2.375%, 5/21/23 (144A)	1,765,615
1,330,000	Nordea Bank Abp, 3.75%, 8/30/23 (144A)	1,412,709
2,620,000	Royal Bank of Canada, 2.55%, 7/16/24	2,762,387
1,585,000	Sumitomo Mitsui Financial Group, Inc., 3.748%, 7/19/23	1,696,125
2,580,000	UBS AG, 7.625%, 8/17/22	2,850,900
3,010,000	Wells Fargo & Co., 3.55%, 9/29/25	3,290,684
	Total Banks	$60,468,995
	Beverages - 0.5%
820,000	Constellation Brands, Inc., 4.75%, 11/15/24	$944,430
922,000	Constellation Brands, Inc., 4.75%, 12/1/25	1,063,933
610,000	Suntory Holdings Ltd., 2.25%, 10/16/24 (144A)	626,890
	Total Beverages	$2,635,253
	Chemicals - 0.4%
1,750,000	EI du Pont de Nemours & Co., 1.7%, 7/15/25	$1,792,687
	Total Chemicals	$1,792,687
	Commercial Services - 0.1%
350,000	Moody's Corp., 3.75%, 3/24/25	$390,233
	Total Commercial Services	$390,233
	Computers - 0.3%
1,250,000	Leidos, Inc., 2.95%, 5/15/23 (144A)	$1,293,950
	Total Computers	$1,293,950
	Diversified Financial Services - 1.5%
975,000	AIG Global Funding, 2.7%, 12/15/21 (144A)	$996,626
2,500,000	Ameriprise Financial, Inc., 3.0%, 4/2/25	2,690,816
2,540,000	Charles Schwab Corp., 4.2%, 3/24/25	2,907,556
834,000(b)(e)	Charles Schwab Corp., 5.375% (5 Year CMT Index + 497 bps)	883,581
Principal Amount USD ($)		Value
	Diversified Financial Services - (continued)
250,000(a)	Vita Capital VI, Ltd., 4.614% (6 Month USD LIBOR + 290 bps), 1/8/21 (144A)	$205,000
	Total Diversified Financial Services	$7,683,579
	Electric - 1.5%
235,000	Dominion Energy, Inc., 2.579%, 7/1/20	$235,249
750,000(c)	Dominion Energy, Inc., 2.715%, 8/15/21	760,256
540,000	Enel Finance International NV, 2.75%, 4/6/23 (144A)	557,269
1,520,000	Eversource Energy, 2.9%, 10/1/24	1,624,710
875,000	LG&E & KU Energy LLC, 4.375%, 10/1/21	905,594
930,000	NRG Energy, Inc., 3.75%, 6/15/24 (144A)	965,055
2,270,000	Vistra Operations Co. LLC, 3.55%, 7/15/24 (144A)	2,320,473
	Total Electric	$7,368,606
	Electronics - 0.8%
765,000	Amphenol Corp., 3.125%, 9/15/21	$782,219
1,250,000	Flex Ltd., 3.75%, 2/1/26	1,288,435
1,785,000	Keysight Technologies, Inc., 4.55%, 10/30/24	1,976,299
	Total Electronics	$4,046,953
	Food - 0.4%
1,752,000	Mondelez International, Inc., 3.625%, 5/7/23	$1,885,591
	Total Food	$1,885,591
	Gas - 0.3%
1,550,000	Dominion Energy Gas Holdings LLC, 2.5%, 11/15/24	$1,615,124
	Total Gas	$1,615,124
	Hand & Machine Tools - 0.1%
660,000	Stanley Black & Decker, Inc., 2.9%, 11/1/22	$689,640
	Total Hand & Machine Tools	$689,640
	Healthcare-Products - 0.2%
1,013,000	Boston Scientific Corp., 1.9%, 6/1/25	$1,029,537
	Total Healthcare-Products	$1,029,537
	Insurance - 1.5%
1	Ambac Assurance Corp., 5.1%, 6/7/20 (144A)	$1
2(a)	Ambac LSNI LLC, 6.45% (3 Month USD LIBOR + 500 bps), 2/12/23 (144A)	2
1,300,000	Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,417,035
2,045,000	CNO Financial Group, Inc., 5.25%, 5/30/25	2,232,146
1,000,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23 (144A)	1,070,068
980,000	Liberty Mutual Group, Inc., 5.0%, 6/1/21 (144A)	1,009,101
1,085,000	New York Life Global Funding, 2.875%, 4/10/24 (144A)	1,161,920
887,000	Principal Financial Group, Inc., 3.125%, 5/15/23	927,983
	Total Insurance	$7,818,256
	Internet - 0.2%
1,115,000	Expedia Group, Inc., 4.5%, 8/15/24	$1,154,559
	Total Internet	$1,154,559
	Iron & Steel - 0.4%
1,973,000	Steel Dynamics, Inc., 2.8%, 12/15/24	$1,994,520
	Total Iron & Steel	$1,994,520
	Media - 0.4%
1,000,000	Fox Corp., 3.05%, 4/7/25	$1,067,080
1,000,000	Walt Disney Co., 3.35%, 3/24/25	1,101,219
	Total Media	$2,168,299
	Oil & Gas - 0.1%
525,000(a)	Phillips 66, 0.96% (3 Month USD LIBOR + 60 bps), 2/26/21	$523,176
	Total Oil & Gas	$523,176
	Pharmaceuticals - 0.8%
2,415,000	AbbVie, Inc., 2.6%, 11/21/24 (144A)	$2,542,058
500,000	Becton Dickinson & Co., 2.404%, 6/5/20	499,951
460,000	Perrigo Finance Unlimited Co., 3.5%, 12/15/21	458,621
665,000	Zoetis, Inc., 3.25%, 8/20/21	683,004
	Total Pharmaceuticals	$4,183,634
	Pipelines - 2.1%
1,430,000	Enbridge, Inc., 2.5%, 1/15/25	$1,472,653
1,200,000	Energy Transfer Operating LP, 2.9%, 5/15/25	1,196,577
450,000	Kinder Morgan Energy Partners LP, 5.0%, 10/1/21	466,806
1,145,000	Midwest Connector Capital Co. LLC, 3.9%, 4/1/24 (144A)	1,176,743
1,500,000	MPLX LP, 4.875%, 12/1/24	1,589,313
2,385,000	ONEOK, Inc., 2.2%, 9/15/25	2,275,985
1,000,000	Phillips 66 Partners LP, 2.45%, 12/15/24	984,753
1,390,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,537,461
	Total Pipelines	$10,700,291
	REITs - 0.4%
1,737,000	Highwoods Realty LP, 3.625%, 1/15/23	$1,788,166
	Total REITs	$1,788,166
	Retail - 0.3%
1,475,000	Alimentation Couche-Tard, Inc., 2.7%, 7/26/22 (144A)	$1,506,334
	Total Retail	$1,506,334
	Semiconductors - 0.7%
2,130,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.125%, 1/15/25	$2,201,520
Principal Amount USD ($)		Value
	Semiconductors - (continued)
1,340,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	$1,409,875
	Total Semiconductors	$3,611,395
	Telecommunications - 0.8%
1,300,000	T-Mobile USA, Inc., 3.5%, 4/15/25 (144A)	$1,390,220
2,490,000	Vodafone Group Plc, 3.75%, 1/16/24	2,707,272
	Total Telecommunications	$4,097,492
	Trucking & Leasing - 0.3%
1,300,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.0%, 7/15/25 (144A)	$1,393,032
	Total Trucking & Leasing	$1,393,032
	TOTAL CORPORATE BONDS
	(Cost $141,490,307)	$143,954,566
	INSURANCE-LINKED SECURITIES - 2.7% of Net Assets(f)
	Event-Linked Bonds - 1.3%
	Earthquakes - California - 0.1%
250,000(a)	Ursa Re, 4.277% (3 Month USD LIBOR + 400 bps), 12/10/20 (144A)	$245,975
250,000(a)	Ursa Re, 5.887% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	238,775
		$484,750
	Earthquakes - Mexico - 0.1%
250,000(a)	International Bank for Reconstruction & Development, 3.854% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$245,625
	Health - U.S. - 0.1%
250,000(a)	Vitality Re VIII, 1.887% (3 Month U.S. Treasury Bill + 175 bps), 1/8/21 (144A)	$217,500
250,000(a)	Vitality Re X, 1.75% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	220,000
		$437,500
	Multiperil - Florida - 0.1%
250,000(a)	Sanders RE II, 5.637% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	$249,975
	Multiperil - U.S. - 0.4%
250,000(a)	Caelus Re V, 0.637% (1 Month U.S. Treasury Bill + 50 bps), 5/24/24 (144A)	$220,000
250,000(a)	Caelus Re V, 4.067% (3 Month U.S. Treasury Bill + 393 bps), 6/7/21 (144A)	240,525
500,000(a)	Kilimanjaro Re, 6.113% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	487,650
300,000(a)	Kilimanjaro II Re, 8.722% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	280,710
500,000(a)	Residential Reinsurance 2016, 4.107% (3 Month U.S. Treasury Bill + 397 bps), 12/6/20 (144A)	491,250
400,000(a)	Residential Reinsurance 2017, 3.307% (3 Month U.S. Treasury Bill + 317 bps), 6/6/21 (144A)	390,880
		$2,111,015
	Multiperil - U.S. & Canada - 0.0%†
250,000(a)	Mona Lisa Re, 8.0% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	$242,925
	Multiperil - U.S. Regional - 0.0%†
250,000(a)	Matterhorn Re, 5.137% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	$241,275
	Multiperil - Worldwide - 0.1%
250,000(a)	Galilei Re, 6.798% (6 Month USD LIBOR + 588 bps), 1/8/21 (144A)	$244,700
	Pandemic - U.S. - 0.1%
250,000(a)	Vitality Re XI, 1.637% (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	$220,000
250,000(a)	Vitality Re XI, 1.937% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	205,000
		$425,000
	Pandemic - Worldwide - 0.0%†
208,325(a)	International Bank for Reconstruction & Development, 8.373% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$204,159
	Windstorm - Florida - 0.1%
300,000(a)	Casablanca Re, 5.516% (6 Month USD LIBOR + 402 bps), 6/4/20 (144A)	$299,400
250,000(a)	Integrity Re, 5.041% (3 Month USD LIBOR + 401 bps), 6/10/22 (144A)	237,875
		$537,275
	Windstorm - Japan - 0.1%
400,000(a)	Aozora Re, 3.509% (6 Month USD LIBOR + 200 bps), 4/7/21 (144A)	$392,400
	Windstorm - U.S. Regional - 0.1%
250,000(a)	Matterhorn Re, 7.107% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	$249,500
250,000(a)	Matterhorn Re, 7.5% (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)	240,475
250,000(a)	Matterhorn Re 2020-2, 6.387% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	241,775
		$731,750
	Total Event-Linked Bonds	$6,548,349
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.4%
	Earthquakes - California - 0.1%
250,000+(g)(h)	Adare Re 2020, 1/31/21	$255,395
	Multiperil - Massachusetts - 0.1%
250,000+(g)(h)	Denning Re 2019, 7/31/20	$255,934
	Multiperil - U.S. - 0.1%
250,000+(g)(h)	Dingle Re 2019, 2/1/21	$255,132
300,000+(g)(h)	Kingsbarns Re 2017, 5/19/21	300
250,000+(h)	Port Royal Re 2019, 5/31/21	257,623
		$513,055
Face Amount USD ($)		Value
	Multiperil - U.S. & Canada - 0.0%†
250,000+(g)(h)	Leven Re 2020, 1/31/21	$246,389
	Multiperil - Worldwide - 0.1%
250,000+(g)(h)	Cypress Re 2017, 1/10/21	$4,550
14,000+(h)	Limestone Re 2016-1, 8/31/21	11,019
250,000+(g)(h)	Limestone Re 2020-1, 3/1/24	252,800
250,000+(g)(h)	Mid Ocean Re 2019, 7/31/20	255,740
250,000+(g)(h)	Resilience Re, 5/1/21	25
350,000+(g)(h)	Resilience Re, 4/6/21	35
		$524,169
	Windstorm - Florida - 0.0%†
250,000+(g)(h)	Portrush Re 2017, 6/15/21	$159,525
	Windstorm - U.S. Regional - 0.0%†
250,000+(g)(h)	Oakmont Re 2017, 4/30/21	$7,350
	Total Collateralized Reinsurance	$1,961,817
	Industry Loss Warranties - 0.0%†
	Multiperil - U.S. - 0.0%†
250,000+(g)(h)	Scotscraig Re 2020, 1/31/21	$237,521
	Total Industry Loss Warranties	$237,521
	Reinsurance Sidecars - 1.0%
	Multiperil - U.S. - 0.1%
250,000+(g)(h)	Carnoustie Re 2016, 11/30/20	$6,750
250,000+(g)(h)	Carnoustie Re 2017, 11/30/21	32,950
250,000+(h)	Carnoustie Re 2018, 12/31/21	2,800
250,000+(g)(h)	Castle Stuart Re 2018, 12/1/21	71,803
250,000+(g)(i)	Harambee Re 2018, 12/31/21	19,500
250,000+(i)	Harambee Re 2019, 12/31/22	23,950
250,000+(g)(i)	Harambee Re 2020, 12/31/23	253,925
		$411,678
	Multiperil - Worldwide - 0.9%
3,037+(g)(h)	Alturas Re 2019-2, 3/10/22	$26,460
246,000+(g)(h)	Alturas Re 2020-2, 3/10/23	253,085
100,000+(g)(h)	Arlington Re 2015, 2/1/21	4,860
300,000+(g)(h)	Bantry Re 2016, 3/31/21	24,180
250,000+(g)(h)	Bantry Re 2017, 3/31/21	59,025
300,000+(g)(h)	Berwick Re 2017-1, 2/1/21	9,930
601,682+(g)(h)	Berwick Re 2018-1, 12/31/21	73,225
429,864+(g)(h)	Berwick Re 2019-1, 12/31/22	463,915
250,000+(i)	Blue Lotus Re 2018, 12/31/21	15,550
22,275+(h)	Eden Re II, 3/22/22 (144A)	13,365
12,500+(h)	Eden Re II, 3/22/22 (144A)	7,796
2,500+(g)(h)	Eden Re II, 3/22/23 (144A)	22,178
500,000+(g)(h)	Eden Re II, 3/22/24 (144A)	519,350
300,000+(g)(h)	Gleneagles Re 2016, 11/30/20	9,360
264,623+(g)(h)	Gullane Re 2018, 12/31/21	249,592
250,000+(g)(h)	Lion Rock Re, 1/31/21	264,600
250,000+(g)(i)	Lorenz Re 2018, 7/1/21	18,700
128,615+(g)(i)	Lorenz Re 2019, 6/30/22	115,200
1,000,000+(h)	Pangaea Re 2015-1, 2/28/21	1,308
1,000,000+(h)	Pangaea Re 2015-2, 5/29/21	1,491
800,000+(h)	Pangaea Re 2016-1, 11/30/20	1,776
500,000+(h)	Pangaea Re 2016-2, 11/30/20	1,488
500,000+(g)(h)	Pangaea Re 2017-1, 11/30/21	8,050
400,000+(g)(h)	Pangaea Re 2017-3, 5/31/22	20,396
500,000+(g)(h)	Pangaea Re 2018-1, 12/31/21	29,400
250,000+(g)(h)	Pangaea Re 2018-3, 7/1/22	5,186
409,624+(g)(h)	Pangaea Re 2019-1, 2/1/23	8,536
183,828+(g)(h)	Pangaea Re 2019-3, 7/1/23	184,926
405,323+(g)(h)	Pangaea Re 2020-1, 2/1/24	415,819
150,000+(g)(h)	Sector Re V, Series 8, Class C, 12/1/23 (144A)	110,506
100,000+(g)(h)	Sector Re V, Series 9, Class D, 12/1/24 (144A)	98,649
300,000+(g)(h)	St. Andrews Re 2017-1, 2/1/21	20,340
347,597+(g)(h)	St. Andrews Re 2017-4, 6/1/21	34,204
257,836+(g)(h)	Sussex Re 2020-1, 12/31/22	264,540
250,000+(g)(i)	Thopas Re 2018, 12/31/21	13,438
250,000+(g)(i)	Thopas Re 2019, 12/31/22	47,500
500,000+(g)(i)	Thopas Re 2020, 12/31/23	513,100
450,000+(g)(h)	Versutus Re 2017, 11/30/21	3,510
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
250,000+(g)(h)	Versutus Re 2018, 12/31/21	$–
220,637+(h)	Versutus Re 2019-A, 12/31/21	11,738
29,363+(h)	Versutus Re 2019-B, 12/31/21	1,562
500,000+(g)(i)	Viribus Re 2020, 12/31/23	531,300
		$4,479,134
	Total Reinsurance Sidecars	$4,890,812
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $14,185,289)	$13,638,499
Principal Amount USD ($)		Value
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.9% of Net Assets*(a)
	Aerospace & Defense - 0.0%†
248,125	MRO Holdings, Inc., Initial Term Loan, 6.45% (LIBOR + 500 bps), 6/4/26	$171,206
	Total Aerospace & Defense	$171,206
	Automobile - 0.2%
357,621	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.0% (LIBOR + 225 bps), 4/6/24	$344,507
384,158	Navistar, Inc., Tranche B Term Loan, 3.68% (LIBOR + 350 bps), 11/6/24	370,712
351,179	TI Group Automotive Systems LLC, Initial US Term Loan, 3.25% (LIBOR + 250 bps), 6/30/22	337,571
	Total Automobile	$1,052,790
	Beverage, Food & Tobacco - 0.1%
435,188	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 2.18% (LIBOR + 200 bps), 12/18/24	$431,924
	Total Beverage, Food & Tobacco	$431,924
	Broadcasting & Entertainment - 0.1%
416,502	Sinclair Television Group, Inc., Tranche B Term Loan, 2.43% (LIBOR + 225 bps), 1/3/24	$406,089
	Total Broadcasting & Entertainment	$406,089
	Buildings & Real Estate - 0.1%
321,167	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.072% (LIBOR + 500 bps), 9/29/23	$247,366
	Total Buildings & Real Estate	$247,366
	Chemicals, Plastics & Rubber - 0.3%
194,179	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 3.2% (LIBOR + 175 bps), 6/1/24	$189,861
496,250	Berry Global, Inc. (fka Berry Plastics Corp.), Term Loan Y, 2.222% (LIBOR + 200 bps), 7/1/26	486,273
318,030	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-1 Term Loan, 2.174% (LIBOR + 200 bps), 1/31/26	307,892
379,447	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 3.452% (LIBOR + 275 bps), 9/23/24	365,123
	Total Chemicals, Plastics & Rubber	$1,349,149
	Computers & Electronics - 0.0%†
92,064	ON Semiconductor Corp., 2019 New Replacement Term B-4 Loan, 2.174% (LIBOR + 200 bps), 9/19/26	$89,854
	Total Computers & Electronics	$89,854
	Diversified & Conglomerate Manufacturing - 0.1%
296,471	Delos Finance S.a.r.l., New Term Loan, 3.2% (LIBOR + 175 bps), 10/6/23	$284,612
	Total Diversified & Conglomerate Manufacturing	$284,612
	Diversified & Conglomerate Service - 0.1%
377,229	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 2.5% (LIBOR + 175 bps), 11/7/23	$365,795
267,201	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 1.934% (LIBOR + 175 bps), 11/18/26	257,181
110,601	West Corp., Initial Term B Loan, 5.45% (LIBOR + 400 bps), 10/10/24	90,471
	Total Diversified & Conglomerate Service	$713,447
	Electric & Electrical - 0.1%
263,524	Dell International LLC (EMC Corp.), Refinancing Term B-1 Loan, 2.75% (LIBOR + 200 bps), 9/19/25	$ 259,352
	Total Electric & Electrical	$ 259,352
	Electronics - 0.1%
58	Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 5.75% (LIBOR + 475 bps), 4/28/21	$32
222,166	Scientific Games International, Inc., Initial Term B-5 Loan, 3.476% (LIBOR + 275 bps), 8/14/24	200,135
239,790	Verint Systems, Inc., Refinancing Term Loan, 2.37% (LIBOR + 200 bps), 6/28/24	235,594
	Total Electronics	$435,761
	Healthcare - 0.1%
395,462	Gentiva Health Services, Inc., First Lien Term B Loan, 3.438% (LIBOR + 325 bps), 7/2/25	$386,564
248,128	Phoenix Guarantor, Inc. (aka Brightspring), First Lien Tranche B-1 Term Loan, 3.434% (LIBOR + 325 bps), 3/5/26	242,855
	Total Healthcare	$629,419
	Healthcare & Pharmaceuticals - 0.1%
233,400	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.0% (LIBOR + 425 bps), 4/29/24	$219,542
106,590	Prestige Brands, Inc., Term B-4 Loan, 2.174% (LIBOR + 200 bps), 1/26/24	105,124
270,000	Sotera Health Holdings LLC, First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 12/11/26	263,419
	Total Healthcare & Pharmaceuticals	$588,085
Principal Amount USD ($)		Value
	Healthcare, Education & Childcare - 0.0%†
173,209	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 3.171% (LIBOR + 300 bps), 6/2/25	$170,351
	Total Healthcare, Education & Childcare	$170,351
	Hotel, Gaming & Leisure - 0.1%
432,346	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.924% (LIBOR + 175 bps), 11/19/26	$416,133
247,249	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1.918% (LIBOR + 175 bps), 6/22/26	236,404
	Total Hotel, Gaming & Leisure	$652,537
	Leasing - 0.0%†
197,484	Fly Funding II S.a.r.l., Replacement Loan, 2.5% (LIBOR + 175 bps), 8/11/25	$178,477
	Total Leasing	$178,477
	Machinery - 0.1%
164,084	NN, Inc., Tranche B Term Loan, 6.5% (LIBOR + 575 bps), 10/19/22	$135,232
247,500	Terex Corp., 2019 U.S. Term Loan Commitments, 3.5% (LIBOR + 275 bps), 1/31/24	241,313
244,944	Terex Corp., Incremental U.S. Term Loan, 3.45% (LIBOR + 200 bps), 1/31/24	236,371
	Total Machinery	$612,916
	Media - 0.1%
497,503	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, 2.684% (LIBOR + 250 bps), 4/15/27	$482,164
	Total Media	$482,164
	Metals & Mining - 0.0%†
61,416	BWay Holding Co., Initial Term Loan, 4.561% (LIBOR + 325 bps), 4/3/24	$56,626
119,790	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 3.75% (LIBOR + 275 bps), 8/14/24	112,603
	Total Metals & Mining	$169,229
	Oil & Gas - 0.1%
444,375	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 3.424% (LIBOR + 325 bps), 9/29/25	$413,361
	Total Oil & Gas	$413,361
	Printing & Publishing - 0.0%†
80,524	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-2 Loan, 2.674% (LIBOR + 250 bps), 11/8/24	$77,026
	Total Printing & Publishing	$77,026
	Professional & Business Services - 0.4%
1,000,000(j)	Elanco Animal Health, Inc., Term Loan B, 2/4/27	$969,500
217,699(j)	GBT US LLC, Cov-Lite Term Loan, 2/26/27	189,398
445,466	Lamar Media Corp., Term B Loan, 1.763% (LIBOR + 150 bps), 2/5/27	436,000
248,125	MYOB US Borrower LLC, First Lien Initial U.S. Term Loan, 4.174% (LIBOR + 400 bps), 5/6/26	238,200
	Total Professional & Business Services	$1,833,098
	Retail - 0.1%
382,039	CDW LLC (aka AP Exhaust Acq) (fka CDW Corp.), Term Loan, 1.93% (LIBOR + 175 bps), 10/13/26	$377,682
113,850	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 5.187% (LIBOR + 450 bps), 9/12/24	102,465
	Total Retail	$480,147
	Securities & Trusts - 0.0%†
247,500	KSBR Holding Corp., Initial Term Loan, 4.494% (LIBOR + 350 bps), 4/15/26	$242,447
	Total Securities & Trusts	$242,447
	Telecommunications - 0.3%
274,313	CenturyLink, Inc., Term B Loan, 2.424% (LIBOR + 225 bps), 3/15/27	$264,222
271,569	Ciena Corp., Refinancing Term Loan, 1.921% (LIBOR + 175 bps), 9/26/25	268,175
208,950	Commscope, Inc., Initial Term Loan, 3.424% (LIBOR + 325 bps), 4/6/26	201,741
297,252	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-2 Term Loan, 1.924% (LIBOR + 175 bps), 2/15/24	291,958
151,798	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.924% (LIBOR + 175 bps), 3/1/27	148,003
235,662	Virgin Media Bristol LLC, N Facility, 2.684% (LIBOR + 250 bps), 1/31/28	228,625
	Total Telecommunications	$1,402,724
	Utilities - 0.3%
513,551	APLP Holdings, Ltd. Partnership, Term Loan, 3.5% (LIBOR + 250 bps), 4/14/25	$502,103
378,809	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	374,785
496,231	Edgewater Generation LLC, Term Loan, 3.924% (LIBOR + 375 bps), 12/13/25	467,202
	Total Utilities	$1,344,090
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $15,336,710)	$14,717,621
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.0% of Net Assets
1,570(a)	Fannie Mae, 3.719% (1 Year CMT Index + 221 bps), 4/1/29	$1,587
409(a)	Fannie Mae, 3.813% (1 Year CMT Index + 212 bps), 11/1/25	412
2,105(a)	Fannie Mae, 3.963% (1 Year CMT Index + 246 bps), 4/1/28	2,099
40,290(a)	Fannie Mae, 4.13% (11th District Cost of Funds Index + 193 bps), 12/1/36	41,471
9,694(a)	Fannie Mae, 4.155% (1 Year CMT Index + 216 bps), 10/1/29	9,775
15,579(a)	Fannie Mae, 4.285% (1 Year CMT Index + 232 bps), 12/1/28	15,645
12,747(a)	Fannie Mae, 4.285% (2 Month USD LIBOR + 174 bps), 7/1/36	13,290
362(a)	Fannie Mae, 4.885% (6 Month USD LIBOR + 285 bps), 2/1/33	361
13,575	Fannie Mae, 5.5%, 12/1/35	15,823
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
96,131	Fannie Mae, 5.5%, 8/1/37	$112,293
13,347	Fannie Mae, 6.0%, 2/1/34	14,832
8,651	Fannie Mae, 6.0%, 4/1/38	9,984
108,886	Fannie Mae, 6.5%, 4/1/29	121,901
2,438	Fannie Mae, 6.5%, 7/1/32	2,822
9,844	Fannie Mae, 7.0%, 1/1/36	11,680
5,223(a)	Federal Home Loan Mortgage Corp., 4.042% (6 Month USD LIBOR + 229 bps), 4/1/25	5,300
2,658(a)	Federal Home Loan Mortgage Corp., 4.15% (1 Year CMT Index + 225 bps), 11/1/31	2,773
1,160(a)	Federal Home Loan Mortgage Corp., 4.311% (1 Year CMT Index + 236 bps), 1/1/28	1,167
12,839(a)	Federal Home Loan Mortgage Corp., 4.408% (2 Month USD LIBOR + 191 bps), 8/1/31	12,799
34,963	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	40,084
26,606	Government National Mortgage Association I, 6.0%, 12/15/31	30,248
53,171	Government National Mortgage Association I, 6.0%, 11/15/36	62,958
11,403	Government National Mortgage Association I, 6.5%, 5/15/31	13,724
6,069	Government National Mortgage Association I, 6.5%, 7/15/35	6,672
17,006	Government National Mortgage Association I, 6.5%, 10/15/37	19,888
10,088	Government National Mortgage Association I, 7.5%, 10/15/36	10,375
8,000,000	U.S. Treasury Note, 1.75%, 5/31/22	8,251,250
8,000,000	U.S. Treasury Note, 2.125%, 5/15/22	8,304,375
8,000,000	U.S. Treasury Note, 2.25%, 4/15/22	8,309,688
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $25,440,107)	$25,445,276
	TEMPORARY CASH INVESTMENTS - 6.0% of Net Assets
	REPURCHASE AGREEMENTS - 6.0%
10,140,000	$10,140,000 Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, dated 5/31/20 plus accrued interest on 6/1/20 collateralized by $10,342,800 Government National Mortgage Association, 3.0%, 11/20/49 - 4/20/50.	$10,140,000
10,140,000	$10,140,000 RBC Capital Markets LLC, 0.06%, dated 5/31/20 plus accrued interest on 6/1/20 collateralized by the following: $3,274,825 Federal National Mortgage Association, 3.5 - 5.0%, 4/1/45 - 6/1/51 $2,786,406 Freddie Mac Giant, 3.5%, 9/1/42 $4,281,621 Government National Mortgage Association, 2.5 - 5.0%, 5/20/48 - 4/20/50.	10,140,000
5,070,000	$5,070,000 TD Securities USA LLC, 0.05%, dated 5/31/20 plus accrued interest on 6/1/20 collateralized by $5,171,495 U.S. Treasury Notes, 0.1% - 2.4%, 1/15/27 - 1/15/30.	5,070,000
5,070,000	$5,070,000 TD Securities USA LLC, 0.07%, dated 5/31/20 plus accrued interest on 6/1/20 collateralized by $5,171,400 Federal National Mortgage Association, 3.0%, 5/1/50.	5,070,000
		$30,420,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $30,420,000)	$30,420,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS – 98.7%
	(Cost $523,005,565)	$499,994,982
	OTHER ASSETS AND LIABILITIES – 1.3%	$6,333,943
	NET ASSETS – 100.0%	$506,328,925

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
Strips	Separate trading of Registered interest and principal of securities.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2020, the value of these securities amounted to $299,448,751, or 59.1% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at May 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at May 31, 2020.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2020.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at May 31, 2020.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Securities are restricted as to resale.
(g)	Non-income producing security.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	This term loan will settle after May 31, 2020, at which time the interest rate will be determined.

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
577	U.S. 2 Year Note (CBT)	9/30/20	$127,386,274	$127,426,844	$40,570

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
762	U.S. 5 Year Note (CBT)	9/30/20	$95,546,039	$95,726,250	$(180,211)
TOTAL FUTURES CONTRACTS			$31,840,235	$31,700,594	$(139,641)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$145,070,716	$1,317,865	$146,388,581
Collateralized Mortgage Obligations	–	77,449,827	–	77,449,827
Commercial Mortgage-Backed Securities	–	47,980,612	–	47,980,612
Corporate Bonds	–	143,954,566	–	143,954,566
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California	–	–	255,395	255,395
Multiperil - Massachusetts	–	–	255,934	255,934
Multiperil - U.S.	–	–	513,055	513,055
Multiperil - U.S. & Canada	–	–	246,389	246,389
Multiperil - Worldwide	–	–	524,169	524,169
Windstorm - Florida	–	–	159,525	159,525
Windstorm - U.S. Regional	–	–	7,350	7,350
Industry Loss Warranties
Multiperil - U.S.	–	–	237,521	237,521
Reinsurance Sidecars
Multiperil - U.S.	–	–	411,678	411,678
Multiperil - Worldwide	–	–	4,479,134	4,479,134
All Other Insurance-Linked Securities	–	6,548,349	–	6,548,349
Senior Secured Floating Rate Loan Interests	–	14,717,621	–	14,717,621
U.S. Government and Agency Obligations	–	25,445,276	–	25,445,276
Repurchase Agreements	–	30,420,000	–	30,420,000
Total Investments in Securities	$–	$491,586,967	$8,408,015	$499,994,982
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(139,641)	$–	$–	$(139,641)
Total Other Financial Instruments	$(139,641)	$–	$–	$(139,641)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Asset Backed Securities	Insurance-Linked Securities	Total
Balance as of 8/31/19	$--	$5,944,806	$5,944,806
Realized gain (loss)	--	(171,773)	(171,773)
Change in unrealized appreciation (depreciation)	13,048	160,166	173,214
Accrued discounts/premiums	--	--	--
Purchases	1,496,539	3,976,902	5,473,441
Sales	(191,722)	(2,819,951)	(3,011,673)
Transfers in to Level 3*	--	--	--
Transfers out of Level 3*	--	--	--
Balance as of 5/31/20	$1,317,865	$7,090,150	$8,408,015

*	Transfers are calculated on the beginning of period values. For the nine months ended May 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at May 31, 2020: $122,836.